RELATED PARTIES BALANCES AND TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS

NOTE 3 - RELATED PARTIES BALANCES AND TRANSACTIONS

A.	Balances with related parties

	June 30,	December 31,
	2022	2021

Assets:
Loans granted to stockholders	$13	$14

Liabilities:
Management fee payable to related parties	$94	$120

B.	Transactions with related parties

	Three months ended June 30,
	2022		2021

Income:
Interest income in respect to loans granted to stockholders	$-	*	$-	*

Expenses:
Management fee	$80		$153

	Six months ended June 30,
	2022		2021

Income:
Interest income in respect to loans granted to stockholders	$-	*	$-	*

Expenses:
Management fee	$205		$226	**

*	Less than $1 thousand.
**	Includes $43 thousand related to 2020.

NOTE 16 - RELATED PARTIES BALANCES AND TRANSACTIONS

A. Balances with related parties

	December 31,
	2021	2020

Assets:
Loans granted to stockholders (Note 9)	$14	$26

Liabilities:
Management fee payable to stockholders	$120	$26

B. Transactions with related parties

	Year ended December 31,
	2021	2020

Income:
Interest income in respect to loans granted to stockholders	$-	$-

Expenses:
Management fee	$273	$116